Condensed Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss) (Unaudited) - USD ($)		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Revenues		$ 829,490	$ 939,583
Cost of revenues		(694,736)	(651,242)
Gross profit		134,754	288,341
Operating expenses:
Selling and marketing		(50,623)	(176,950)
General and administrative		(722,398)	(9,460,412)
Total operating expenses		(773,021)	(9,637,362)
Operating Loss		(638,267)	(9,349,021)
Other income (expenses):
Interest expenses, net		(182,472)	(336,520)
Other income (expenses), net		18,171	(10,617)
Total other expenses, net		(164,301)	(347,137)
Loss before income taxes		(802,568)	(9,696,158)
Income tax provision
Net loss		(802,568)	(9,696,158)
Other comprehensive income (loss):
Foreign currency translation adjustment		456,942	(821,240)
Comprehensive loss		$ (345,626)	$ (10,517,398)
Earnings per ordinary share
Basic (in Dollars per share)		$ (0.25)	$ (19.34)
Diluted (in Dollars per share)		$ (0.25)	$ (19.34)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	[1]	3,231,357	501,467
Diluted (in Shares)	[1]	3,231,357	501,467
Revenues generated from third parties
Revenues		$ 825,331	$ 926,805
Revenue generated from related parties
Revenues		$ 4,159	$ 12,778

[1]	Retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023.